Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Shareholders' Equity

Note 6. Stockholders’ Equity

On January 25, 2019, we entered into and closed a securities exchange under a Securities Exchange Agreement (the “Securities Exchange Agreement”) with LGBT Loyalty LLC, a New York limited liability company (“LGBT Loyalty”), and Maxim Partners, LLC, a New York limited liability company (“Maxim”), pursuant to which we acquired all of the membership interests of LGBT Loyalty, making LGBT Loyalty a wholly owned subsidiary of ours, in exchange for 120,959,996 shares (the “Shares”) of our restricted common stock and one share of our newly created Series A Convertible Preferred Stock (the “Series A Preferred Stock”). The Shares issued to Maxim represented, upon issuance, 49.99% of our then issued and outstanding shares of common stock. Through LGBT Loyalty, we intend to create, establish, develop, manage and fund a LGBT Preference Index, LGBT Exchange Traded Fund and/or LGBT Loyalty Sponsor Fund. On March 29, 2019 an additional 8,598,578 shares were issued to Maxim for the conversion of the Series A Convertible Preferred Stock. LGBT Loyalty has no assets, liabilities nor operations at the exchange date, therefore, the value ascribed to the issued stock ($388,675) has been charged to operations as expenses of the merger.

Effective February 20, 2019 we issued an aggregate of 750,000 shares of restricted common stock to a consultant in accordance with a service contract that provided for a 250,000 share stock grant and the exercise of 500,000 $0.01 stock options in exchange for the cancellation of $5,000 then outstanding accounts payable due to the consultant for prior services.

During March 2019 we issued an aggregate of 3,000,000 shares of restricted common stock to three unrelated individuals in accordance with their appointment as directors of the Company.

Effective March 26, 2019 we issued an aggregate of 8,600,298 shares of our restricted common stock pursuant to the automatic exercise of warrants issued to two current and prior company officers on January 25, 2019. The warrants were issued in exchange for the cancellation of an aggregate of $348,312 of salary and interest accruals through December 31, 2018.

During the period ended March 31, 2018 we issued 3,000,000 shares of common stock in connection with consulting agreements with two unrelated entities. The shares were valued at the respective trading prices of our common stock on the dates the agreements were signed.

On April 3, 2019 we filed a Certificate of Designations, Preferences and Rights of Series B Convertible Preferred Stock with the Delaware Secretary of State to create a new class of preferred stock, $0.001 par value per share, designated Series B Convertible Preferred Stock (“Series B Preferred Stock”) and authorized the issuance of up to 1,500,000 shares of Series B Preferred Stock. The Series B Preferred Stock has no voting, liquidation or other rights other than the right to receive dividends and to convert into common stock. The stated value of each share of Series B Convertible Preferred for purposes of conversions and dividends is $1.15 (the “Conversion/Dividend Stated Value”). The stated value of each share of Series B Convertible Preferred for purposes of redemptions is $1.35 (the “Redemption Stated Value”).

We recorded $66,018 and $48,990 of amortization of deferred officer compensation during the periods ended March 31, 2019 and 2018, respectively. The 2019 amount includes the full amortization of the remaining balance due under the now terminated Executive Management Consulting Agreement with our former Chief Executive Officer.

Note 7. Stockholders’ Equity

During the year ended December 31, 2018 we issued 5,250,000 shares of common stock for services of four unrelated entities. The shares were valued at the respective trading prices of our common stock on the dates the issuances were approved by our Board of Directors.

During the year ended December 31, 2018 three unrelated third parties purchased an aggregate of 11,000,000 shares of common stock for $55,000 cash at $.005 per share. One of the parties made a loan to the company in the amount of $10,000. The loan provided for a stock grant of 750,000 shares of common stock.

Also, as described in Note 6, the company issued 7,082,818 shares of common stock pursuant to a debt-to-equity conversion.

Also, as described in Note 5, the company issued 10,946,688 shares of common stock pursuant to the exercise of stock options.

During the year ended December 31, 2017 we issued 9,393,500 shares of common stock for the conversion of shareholder debt as more fully described in Note 6 above.

Additionally, we issued an aggregate of 52,500,000 shares to two individuals, who have become officers of the Company, under employment contracts as described in Note 4 above which resulted in a change of control of the company. The contracts became effective on January 1, 2018; therefore, the related expense has been deferred in the accompanying financial statements. The shares were valued at the closing price of the Company’s common stock at the date the contracts were signed. The Company is amortizing the $346,500 of compensation expense over the initial two-year terms of the employment contracts. We recorded $195,956 of amortization of deferred officer compensation during the Year ended December 31, 2018.

Also, during the year ended December 31, 2017 we issued 500,000 shares of common stock for legal services. The shares were for current services and were valued at $.0066 per share, the closing price of our stock at the date the shares were authorized.